Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Shengfeng Development Limited
Trading Symbol	SFWL
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001863218
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41674
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Shengfeng Building
Entity Address, Address Line Two	No. 478 Fuxin East Road Jin’an District
Entity Address, City or Town	Fuzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	350001
Title of 12(b) Security	Class A Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Guoping Zheng, Chief Financial Officer
City Area Code	+86
Local Phone Number	591-83619860
Contact Personnel Email Address	guoping.zheng@sfwl.com.cn
Entity Address, State or Province	NY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	40,617,513
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	41,880,000
Auditor One
Document Information Line Items
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York